INCOME TAX EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INCOME TAX EXPENSE
Loss before income tax	$ (17,010,328)	$ (1,795,670)
Income tax expense	$ 1,388	$ 2,313,136
Effective income tax rate	(0.01%)	(128.82%)